Net interest income - Interest Income (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income [Abstract]
Interest from government securities		$ 1,148,563,753	$ 798,761,165	$ 324,244,033
Premium for reverse repurchase agreements		388,218,226	99,209,289	228,093,675
CER clause adjustment	[1]	378,917,667	255,612,556	111,126,397
Interest from commercial papers		332,571,766	123,306,207	89,199,264
Interest from credit card loans		280,546,581	194,999,904	155,021,093
Interest from overdrafts		175,982,067	89,584,141	51,366,573
Interest from other loans		169,865,129	138,280,663	103,005,923
Interest from consumer loans		130,268,098	99,886,476	88,207,800
UVA clause adjustment	[2]	111,676,303	97,727,166	84,583,069
Interest from pleage loans		36,795,436	33,043,342	33,786,748
Interest from financial leases		9,455,935	6,140,145	5,805,600
Interest from mortgage loans		6,461,673	9,474,404	10,442,566
Interest on loans to financial institutions		6,405,275	7,770,983	5,732,491
Interest from loans for the prefinancing and financing of exports		2,404,576	2,260,264	5,936,147
Interest from private securities		3,463,339	2,064,035	950,574
Interest from cash and bank deposits		4,560	0	0
Other financial interest income		2,346,272	1,710,489	5,247,570
TOTAL		$ 3,183,946,656	$ 1,959,831,229	$ 1,302,749,523

[1]	CER (Reference stabilitation coefficient) adjustment clause based on the variation of the consumer price index.
[2]	UVA (Purchasing Value Unit): It is a unit of measure that is updated daily according to the CER.